Note 7 - Fixed Assets (Details Textual) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Capital Leased Assets, Gross, Total	$ 6,555	$ 5,812
Capital Leases, Balance Sheet, Assets by Major Class, Net, Total	$ 1,468	$ 1,913